Consolidated Statements of Financial Position (Parenthetical) $ in Thousands	Dec. 31, 2019 USD ($)
Statement Of Financial Position [Abstract]
Company’s share	50.00%
Company's share in cash and cash equivalents	$ 52,495
Joint Operation’s cash and cash equivalents	$ 104,989